Preferred shares	12 Months Ended
Dec. 31, 2011
Preferred shares

10. Preferred shares

On September 26, 2007, the Company issued 24,000,000 Series A convertible preferred shares (“Series A Shares”) to two strategic venture capital investors, SIG China Investments One, Ltd., (“SIG”) and Sequoia Capital China II, L.P. (“Sequoia”) (collectively, the “VC” or “Investors”) at $0.5417 per share for total consideration of $13,000,000 which accounts for 30% of the total outstanding equity of the Company. SIG and Sequoia each subscribed 12,000,000 shares of Series A Shares. Effective with the Company’s initial public offering on September 28, 2010, the 24,000,000 Series A converted into ordinary shares according to the conversion term as described below.

The key terms of Series A Shares are as follows:

Conversion

Each Series A Share shall be convertible, at the option of the holder thereof, at any time after the original issue date into such number of fully paid and non assessable ordinary shares as determined by dividing the original issue price by the conversion price in effect at the time of conversion. The conversion price for each Series A Share shall initially be equal to the subscription price ($0.5417 per share), i.e., the initial conversion ratio between Series A Shares and ordinary shares shall be 1:1.

The Series A Shares shall automatically convert into ordinary shares at the then effective conversion price upon (i) a qualified Initial Public Offering (“IPO”), or (ii) the date specified by written consent of the holders of at least 50% of all outstanding Series A Shares. A qualified IPO refers to the closing of the Company’s first firm commitment, underwritten public offering of its ordinary shares on an internationally recognized securities exchange resulting in (i) aggregate proceeds to the Company of at least $60 million before deduction of underwriters’ commissions and expenses, and (ii) a market capitalization of the Company immediately after such offering of at least $300 million, and (iii) such offering shall be acceptable to the holders of a majority of the outstanding Series A Shares. The conversion prices of the Series A Shares are subject to anti-dilution adjustments and in the event the Company issues ordinary shares at a price per share lower than the applicable conversion price in effect immediately prior to such issuance.

The Company has determined that the conversion option do not qualify an embedded derivative to be bifurcated and accounted for separately from the preferred shares. In addition, there was no beneficial conversion feature (“BCF”) attributable to the Series A Shares as the effective conversion price was greater than the fair value of the ordinary shares on the commitment date. The Company will reevaluate whether a BCF is required to be recorded upon the modification to the effective conversion price of the Series A Shares, if any.

Voting right

The holder of each Series A Share shall be entitled to cast the number of votes equal to the number of ordinary shares into which such Series A Shares could be converted as of the record date for determining shareholders entitled to vote on such matters at any general meeting.

Dividend

No dividends or other distributions (whether in cash, in property, or in shares of the Company) shall be made or declared with respect to any other class or series of shares of the Company unless at the same time an equivalent dividend is declared or paid on all outstanding Series A Shares on an if-converted basis.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, or another deemed liquidation event. A deemed liquidation event includes a change in control and the sale, transfer or disposition of all or substantially all of the assets of the Company, and an enactment of new PRC government policies, laws or regulations that prohibit non-PRC entities from investing in, holding or disposing of any securities of the Company, or substantially prohibit the Company from carrying on its businesses. The Series A Shareholders shall be entitled to receive an amount equal to 100% of the original issue price of each Series A Share plus all accrued or declared but unpaid dividends thereon.

Drag-along Rights

At any time after the expiry of the 60th month from closing, if the Company shall not have undergone an IPO or sale of the Company, and (i) the shareholders holding a majority of the Series A Shares, and (ii) the shareholders holding a majority of the Ordinary Shares may cause a compulsory sale of the Company at a minimum price equal to $200 million to a third party purchaser. If the holders of a majority of the Series A Shares approve a sale of the Company pursuant to this provision but the holders of a majority of the ordinary shares do not so approve, the holders of the Series A Shares shall have the right to sell all their Series A Shares to the holders of the ordinary shares pro rata at the price contemplated by third party purchaser of the Company in such proposed sale of the Company.

The cash proceeds, net of issuance costs of RMB 666, were recorded as the initial carrying value of the Series A Shares. Prior to the conversion into ordinary shares, the Series A shares were classified as mezzanine equity in the consolidated balance sheets as the shares are redeemable upon the occurrence of certain event outside the control of the Company.